Quarterly Holdings Report
for
Fidelity Freedom® Blend 2025 Fund
December 31, 2024
FBF-Y25-NPRT3-0325
1.9892468.106
Bond Funds - 44.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,411,869	13,638,659
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	24,447,062	180,174,844
Fidelity Series Corporate Bond Fund (b)	9,909,803	91,071,093
Fidelity Series Emerging Markets Debt Fund (b)	1,244,206	9,829,225
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	330,714	2,827,602
Fidelity Series Floating Rate High Income Fund (b)	198,457	1,786,117
Fidelity Series Government Bond Index Fund (b)	16,063,954	144,736,221
Fidelity Series High Income Fund (b)	1,197,852	10,313,503
Fidelity Series International Developed Markets Bond Index Fund (b)	10,766,053	93,449,339
Fidelity Series Investment Grade Bond Fund (b)	14,051,658	138,830,376
Fidelity Series Investment Grade Securitized Fund (b)	10,000,026	87,800,226
Fidelity Series Long-Term Treasury Bond Index Fund (b)	12,593,914	66,873,684
Fidelity Series Real Estate Income Fund (b)	193,533	1,900,494
TOTAL BOND FUNDS (Cost $953,578,065)		843,231,383

Domestic Equity Funds - 31.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	6,834,441	135,595,317
Fidelity Series Commodity Strategy Fund (b)	44,044	3,794,825
Fidelity Series Large Cap Growth Index Fund (b)	3,456,429	87,793,285
Fidelity Series Large Cap Stock Fund (b)	3,478,419	79,829,713
Fidelity Series Large Cap Value Index Fund (b)	10,226,091	166,787,543
Fidelity Series Small Cap Core Fund (b)	3,562,335	43,496,104
Fidelity Series Small Cap Opportunities Fund (b)	1,258,507	18,411,960
Fidelity Series Value Discovery Fund (b)	3,775,705	58,523,435
TOTAL DOMESTIC EQUITY FUNDS (Cost $436,094,445)		594,232,182

International Equity Funds - 23.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,042,635	32,028,512
Fidelity Series Emerging Markets Fund (b)	3,459,477	30,028,263
Fidelity Series Emerging Markets Opportunities Fund (b)	6,570,478	120,371,156
Fidelity Series International Growth Fund (b)	4,151,754	72,365,073
Fidelity Series International Index Fund (b)	2,346,575	27,806,914
Fidelity Series International Small Cap Fund (b)	1,597,717	25,883,014
Fidelity Series International Value Fund (b)	6,109,720	72,827,858
Fidelity Series Overseas Fund (b)	5,401,463	72,595,666
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $408,944,092)		453,906,456

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.58	20,000	19,967
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	310,000	310,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	1,920,000	1,915,246
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	2,000,000	1,993,420
US Treasury Bills 0% 1/9/2025 (d)	4.58	270,000	269,779
US Treasury Bills 0% 2/6/2025 (d)	4.47	50,000	49,795
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,557,062)			4,558,207

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,151,923)	4.36	2,151,492	2,151,922

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,805,325,587)	1,898,080,150
NET OTHER ASSETS (LIABILITIES) - 0.0%	668,430
NET ASSETS - 100.0%	1,898,748,580

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	137	Mar 2025	15,532,375	(514,832)	(514,832)
ICE MSCI Emerging Markets Index Contracts (United States)	447	Mar 2025	23,999,430	(792,382)	(792,382)

TOTAL EQUITY CONTRACTS					(1,307,214)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	474	Mar 2025	51,547,500	(474,330)	(474,330)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	82	Mar 2025	8,716,984	(34,065)	(34,065)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	154	Mar 2025	17,531,938	(433,204)	(433,204)

TOTAL INTEREST RATE CONTRACTS					(941,599)

TOTAL PURCHASED					(2,248,813)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	115	Mar 2025	34,130,563	1,108,041	1,108,041

TOTAL FUTURES CONTRACTS					(1,140,772)
The notional amount of futures purchased as a percentage of Net Assets is 6.2%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,540,207.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,934,782	37,479,627	37,262,470	86,763	(17)	-	2,151,922	2,151,492	0.0%
Total	1,934,782	37,479,627	37,262,470	86,763	(17)	-	2,151,922	2,151,492

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	152,165	14,252,351	664,711	246,127	(1,621)	(99,525)	13,638,659	1,411,869
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	144,245,792	56,672,075	14,283,210	5,843,143	(447,695)	(6,012,118)	180,174,844	24,447,062
Fidelity Series Blue Chip Growth Fund	110,402,100	45,864,303	33,881,727	11,100,373	1,792,000	11,418,641	135,595,317	6,834,441
Fidelity Series Canada Fund	27,183,937	9,015,282	4,734,213	943,262	3,963	559,543	32,028,512	2,042,635
Fidelity Series Commodity Strategy Fund	10,343,867	5,374,128	11,297,777	420,467	(6,636,525)	6,011,132	3,794,825	44,044
Fidelity Series Corporate Bond Fund	79,826,627	23,310,271	11,470,444	2,909,479	(2,092)	(593,269)	91,071,093	9,909,803
Fidelity Series Emerging Markets Debt Fund	8,141,637	2,542,692	868,555	380,847	1,849	11,602	9,829,225	1,244,206
Fidelity Series Emerging Markets Debt Local Currency Fund	2,530,305	674,415	222,385	129,434	(379)	(154,354)	2,827,602	330,714
Fidelity Series Emerging Markets Fund	29,418,611	7,961,292	6,881,744	824,414	(209,073)	(260,823)	30,028,263	3,459,477
Fidelity Series Emerging Markets Opportunities Fund	118,058,676	30,142,662	30,287,967	2,456,428	(1,260,131)	3,717,916	120,371,156	6,570,478
Fidelity Series Floating Rate High Income Fund	1,452,927	499,731	158,804	110,501	(64)	(7,673)	1,786,117	198,457
Fidelity Series Government Bond Index Fund	116,798,838	41,499,318	11,893,298	3,363,370	12,867	(1,681,504)	144,736,221	16,063,954
Fidelity Series Government Money Market Fund	7,427	461,619	469,046	4,203	-	-	-	-
Fidelity Series High Income Fund	8,096,321	3,127,248	1,049,301	466,976	(4,089)	143,324	10,313,503	1,197,852
Fidelity Series International Developed Markets Bond Index Fund	62,601,973	37,970,078	6,243,344	2,797,875	(2,501)	(876,867)	93,449,339	10,766,053
Fidelity Series International Growth Fund	68,204,368	22,587,587	13,555,342	2,958,174	89,132	(4,960,672)	72,365,073	4,151,754
Fidelity Series International Index Fund	25,822,078	7,344,989	3,824,461	808,795	(64,788)	(1,470,904)	27,806,914	2,346,575
Fidelity Series International Small Cap Fund	23,953,342	8,162,191	4,172,179	2,417,754	(64,818)	(1,995,522)	25,883,014	1,597,717
Fidelity Series International Value Fund	68,530,735	21,030,304	12,400,308	3,242,497	(149,761)	(4,183,112)	72,827,858	6,109,720
Fidelity Series Investment Grade Bond Fund	117,550,828	36,451,677	13,773,516	4,248,453	(13,433)	(1,385,180)	138,830,376	14,051,658
Fidelity Series Investment Grade Securitized Fund	77,477,290	22,442,241	11,150,319	2,900,624	(167,202)	(801,784)	87,800,226	10,000,026
Fidelity Series Large Cap Growth Index Fund	69,937,332	22,842,217	19,259,405	492,495	781,067	13,492,074	87,793,285	3,456,429
Fidelity Series Large Cap Stock Fund	74,101,823	23,245,855	21,595,357	5,751,531	2,345,563	1,731,829	79,829,713	3,478,419
Fidelity Series Large Cap Value Index Fund	132,455,909	60,191,216	28,466,332	4,830,691	662,314	1,944,436	166,787,543	10,226,091
Fidelity Series Long-Term Treasury Bond Index Fund	71,071,780	17,718,894	17,606,782	1,798,116	(3,173,624)	(1,136,584)	66,873,684	12,593,914
Fidelity Series Overseas Fund	68,364,534	19,340,849	11,456,072	1,594,568	(107,510)	(3,546,135)	72,595,666	5,401,463
Fidelity Series Real Estate Income Fund	1,559,121	481,232	158,854	91,953	1,252	17,743	1,900,494	193,533
Fidelity Series Short-Term Credit Fund	202,339	-	201,312	232	4,403	(5,430)	-	-
Fidelity Series Small Cap Core Fund	1,262,611	45,911,711	4,792,121	446,930	99,133	1,014,770	43,496,104	3,562,335
Fidelity Series Small Cap Opportunities Fund	32,768,582	6,392,119	19,918,653	1,752,976	1,422,482	(2,252,570)	18,411,960	1,258,507
Fidelity Series Treasury Bill Index Fund	23,289	1,537,229	1,560,700	14,507	182	-	-	-
Fidelity Series Value Discovery Fund	48,925,230	22,266,724	11,460,787	2,279,808	375,856	(1,583,588)	58,523,435	3,775,705
	1,601,472,394	617,314,500	329,759,026	67,627,003	(4,713,243)	7,055,396	1,891,370,021	166,724,891

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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